United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  7/31/09

Date of Reporting Period:  Quarter ended 10/31/08

Item 1.                      Schedule of Investments

Federated Government Ultrashort Duration Fund

Portfolio of Investments

October 31, 2008 (unaudited)

Principal Amount		Value
	ADJUSTABLE RATE MORTGAGES—24.0%
	Federal Home Loan Mortgage Corp. ARM--10.7%
$16,746,491	4.590%, 2/1/2034	$16,668,804
5,260,434	4.721%, 4/1/2038	5,237,240
555,361	5.087%, 5/1/2033	559,807
166,987	5.209%, 7/1/2033	168,662
6,431,983	5.275%, 2/1/2036	6,448,237
1,343,490	5.403%, 1/1/2027	1,317,371
5,855,879	5.427%, 8/1/2036	5,873,084
1,655,316	5.458%, 7/1/2030	1,614,857
5,801,975	5.502%, 9/1/2036	5,686,028
840,356	5.580%, 5/1/2037	848,447
1,651,206	5.585%, 3/1/2033	1,608,336
7,451,593	5.600%, 7/1/2036	7,461,213
1,678,989	5.716%, 9/1/2025	1,654,708
14,394,457	5.786%, 4/1/2037	14,462,701
	TOTAL	69,609,495
	Federal National Mortgage Association ARM--13.3%
915,711	3.630%, 9/1/2027	913,711
1,487,265	4.060%, 5/1/2040	1,473,332
253,450	4.060%, 5/1/2040	256,700
728,417	4.060%, 8/1/2040	723,114
12,551,489	4.270%, 9/1/2034	12,167,652
17,013,105	4.430%, 5/1/2035	16,723,593
1,682,495	4.590%, 3/1/2033	1,682,611
3,313,062	4.660%, 4/1/2033	3,342,837
10,098,550	4.690%, 7/1/2034	10,045,553
15,187,637	4.980%, 1/1/2035	14,937,709
304,360	5.070%, 6/1/2028	306,945
228,000	5.170%, 8/1/2032	222,742
1,312,319	5.400%, 5/1/2036	1,317,005
9,048,392	5.400%, 6/1/2036	9,056,246
3,926,643	5.410%, 4/1/2024	3,832,549
6,223,639	5.420%, 6/1/2036	6,087,659
415,340	5.450%, 7/1/2033	416,649
2,345,524	5.810%, 2/1/2037	2,354,043
199,595	6.130%, 2/1/2033	201,787
298,672	6.450%, 12/1/2032	290,266
	TOTAL	86,352,703
	TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $158,526,955)	155,962,198
	COLLATERALIZED MORTGAGE OBLIGATIONS--22.6%
	Federal Home Loan Mortgage Corp. REMIC--11.1%
374,252	Series 1611 JA, 3.375%, 8/15/2023	373,185
9,093,183	Series 3391 FA, 4.738%, 4/15/2018	8,756,757
8,667,235	Series 3028 FM, 4.838%, 9/15/2035	8,070,657
8,835,486	Series 2777 FK, 4.888%, 2/15/2033	8,256,528
9,465,365	Series 3085 VF, 4.908%, 12/15/2035	8,954,901
985,641	Series 2539 FK, 4.938%, 10/15/2016	969,574
5,199,845	Series 2551 CF, 4.938%, 12/15/2016	5,102,108
5,487,272	Series 2571 FB, 4.938%, 2/15/2018	5,287,429
2,559,747	Series 2534 FJ, 4.938%, 4/15/2022	2,467,272
3,512,364	Series 2534 EF, 4.938%, 5/15/2022	3,381,388
1,722,482	Series 2488 WF, 4.988%, 8/15/2017	1,667,406
2,574,467	Series 2564 EF, 4.988%, 2/15/2022	2,499,089
2,226,758	Series 2610 DF, 4.988%, 3/15/2033	2,124,564
9,716,479	Series 2812 LF, 4.988%, 6/15/2034	9,269,924
267,071	Series 2395 FT, 5.038%, 12/15/2031	255,189
1,093,836	Series 2359 FA, 5.088%, 2/15/2029	1,078,279
1,239,884	Series 2554 FW, 5.088%, 11/15/2029	1,228,944
208,409	Series 2444 FT, 5.118%, 9/15/2029	207,327
109,158	Series 2452 FG, 5.138%, 3/15/2032	104,392
1,446,475	Series 2396 FL, 5.188%, 12/15/2031	1,376,387
12,734	Series 1640 FA, 5.425%, 12/15/2008	12,744
500,762	Series 1146 E, 5.675%, 9/15/2021	500,850
472,577	Series 2389 CD, 6.000%, 3/15/2016	478,676
	TOTAL	72,423,570
	Federal National Mortgage Association REMIC--11.1%
2,764,411	Series 2005-65 FP, 3.509%, 8/25/2035	2,677,566
4,127,080	Series 2006-104 FC, 3.509%, 11/25/2036	3,903,328
2,722,879	Series 2003-17 WF, 3.559%, 7/25/2017	2,666,831
2,667,701	Series 1999-42 FA, 3.559%, 10/25/2028	2,637,785
8,350,538	Series 2004-91 HF, 3.559%, 11/25/2034	7,781,086
2,863,381	Series 2003-20 FH, 3.609%, 10/25/2016	2,816,742
2,166,673	Series 2003-15 FW, 3.609%, 12/25/2016	2,129,161
3,805,100	Series 2003-54 FV, 3.609%, 1/25/2026	3,722,169
712,326	Series 2003-118 FQ, 3.609%, 9/25/2033	702,361
1,698,584	Series 2003-26 QF, 3.659%, 10/25/2017	1,651,782
9,751,987	Series 2003-35 FY, 3.659%, 5/25/2018	9,409,563
927,223	Series B03QRB4 FC, 3.659%, 2/25/2028	907,045
245,689	Series 2002-58 LF, 3.659%, 1/25/2029	245,137
1,610,760	Series 2003-123 NF, 3.659%, 1/25/2030	1,587,076
2,797,406	Series 2002-82 FK, 3.709%, 10/25/2031	2,702,915
1,343,450	Series 2002-74 FV, 3.709%, 11/25/2032	1,288,351
6,673,907	Series 2004-51 FO, 3.709%, 7/25/2034	6,352,502
14,598,817	Series 2008-76 EF, 3.759%, 9/25/2023	14,066,932
372,748	Series 2001-34 FL, 3.759%, 8/25/2031	356,541
503,910	Series 2001-68 FD, 3.759%, 12/25/2031	480,034
183,219	Series 1993-220 FA, 3.850%, 11/25/2013	180,558
1,170,323	Series 1993-62 FA, 3.893%, 4/25/2023	1,175,518
1,442,799	Series 2001-61 FM, 4.528%, 10/18/2016	1,394,614
975,892	Series 1998-22 FA, 4.678%, 4/18/2028	930,018
96,751	Series 2002-39 FB, 4.828%, 3/18/2032	92,275
	TOTAL	71,857,890
	Government National Mortgage Association REMIC--0.4%
701,440	Series 2001-22 FG, 4.819%, 5/16/2031	674,149
716,097	Series 2001-21 FB, 4.869%, 1/16/2027	692,444
1,133,427	Series 1999-43 FA, 4.919%, 11/16/2029	1,123,879
	TOTAL	2,490,472
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $152,191,002)	146,771,932
	GOVERNMENT AGENCIES--25.9%
	Federal Farm Credit Bank System Floating Rate Note --0.8%1
5,000,000	0.710%, 1/11/2010	4,999,787
	Federal Home Loan Bank System Notes--6.7%
12,135,000	2.20%, 4/01/2009	12,094,701
15,000,000	2.27%, 4/14/2009	14,947,803
500,000	2.45%, 4/21/2009	498,724
1,000,000	2.51%, 4/24/2009	997,658
1,000,000	2.65%, 6/04/2009	997,205
2,500,000	2.80%, 2/06/2009	2,500,335
500,000	4.25%, 5/15/2009	503,155
10,670,000	5.375%, 5/15/2009	10,800,982
	TOTAL	43,340,563
	Federal Home Loan Bank System Discount Notes --3.4%2
20,000,000	0.800%,1/20/2009	19,913,295
2,000,000	1.849%, 8/06/2009	1,954,893
	TOTAL	21,868,188
	Federal Home Loan Bank Floating Rate Notes --8.5%1
3,000,000	0.650%, 12/28/2009	3,012,158
2,000,000	1.120%, 1/28/2009	1,999,999
5,000,000	2.600%, 5/20/2009	5,000,543
2,500,000	2.607%, 5/18/2009	2,513,955
2,000,000	2.630%, 5/20/2009	2,000,326
3,000,000	2.671%, 2/23/2009	3,000,061
1,000,000	2.687%, 2/18/2009	1,002,328
4,000,000	2.689%, 3/05/2009	3,999,875
30,000,000	2.733%, 2/10/2010	29,998,585
1,000,000	4.164%, 7/07/2009	1,002,439
2,000,000	4.274%, 7/17/2009	2,001,839
	TOTAL	55,532,108
	Federal Home Loan Mortgage Corp. Discount Note --1.5%2
10,000,000	1.390%, 4/13/2009	9,884,565
	Federal Home Loan Mortgage Corp. Floating Rate Note --0.2%1
1,000,000	4.248%, 9/18/2009	1,001,142
	Federal National Mortgage Association Note--0.7%
4,600,000	6.375%, 6/15/2009	4,692,341
	Federal National Mortgage Association Discount Notes --2.6%2
4,000,000	1.004%, 11/24/2008	3,995,270
10,000,000	1.025%, 2/2/2009	9,945,681
3,000,000	2.014%, 10/7/2009	2,916,367
	TOTAL	16,857,318
	Federal National Mortgage Association Floating Rate Notes --1.5%1
2,000,000	0.540%, 9/3/2009	2,000,034
8,000,000	0.600%, 12/30/2009	8,000,041
	TOTAL	10,000,075
	TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $168,082,613)	168,176,087
	MORTGAGE-BACKED SECURITIES--0.1%
	Federal National Mortgage Association--0.1%
69,089	7.500%, 30 Year, 1/1/2032	72,290
661,447	7.500%, 30 Year, 8/1/2032	692,089
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $777,336)	764,379
	REPURCHASE AGREEMENTS--27.7%
34,000,000	Interest in $1,968,000,000 joint repurchase agreement 0.25%, dated 10/31/2008 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $1,968,041,000 on 11/3/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/1/2038 and the market value of those underlying securities was $2,027,082,230.	34,000,000
32,000,000	Interest in $5,000,000,000 joint repurchase agreement 0.25%, dated 10/31/2008 under which Bank of America, N.A. will repurchase securities provided as collateral for $5,000,104,167 on 11/3/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/1/2038 and the market value of those underlying securities was $5,100,106,250.	32,000,000
12,000,000	Interest in $5,425,000,000 joint repurchase agreement 0.15%, dated 10/31/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $5,425,067,813 on 11/3/2008. The securities provided as collateral at the end of the period were U.S Treasury securities with various maturities to 2/15/2036 and the market value of those underlying securities was $5,533,569,230.	12,000,000
34,000,000	Interest in $3,500,000,000 joint repurchase agreement 0.25%, dated 10/31/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $3,500,072,917 on 11/3/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/17/2018 and the market value of those underlying securities was $3,570,075,258.	34,000,000
34,000,000	Interest in $2,000,000,000 joint repurchase agreement 0.25%, dated 10/31/2008 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $2,000,041,667 on 11/3/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/1/2048 and the market value of those underlying securities was $2,040,042,501.	34,000,000
34,000,000	Interest in $1,700,000,000 joint repurchase agreement 0.24%, dated 10/31/2008 under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $1,700,034,000 on 11/3/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/1/2048 and the market value of those underlying securities was $1,734,749,070.	34,000,000
	TOTAL REPURCHASE AGREEMENTS (AT COST)	180,000,000
	TOTAL INVESTMENTS --- 100.3% (IDENTIFIED COST $659,577,906)3	651,674,596
	OTHER ASSETS AND LIABILITIES --- NET --- (0.3)%4	(1,705,401)
	TOTAL NET ASSETS --- 100%	$649,969,195

1	Represents the current interest rate for the floating security.
2	Discount rate at time of purchase.
3
At October 31, 2008, the cost of investments for federal tax purposes was $659,577,906.  The net unrealized depreciation of investments for federal tax purposes was $7,903,310.  This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $183,106 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,086,416.

4	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at October 31, 2008.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of October 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$---
Level 2 – Other Significant Observable Inputs	651,674,596
Level 3 – Significant Unobservable Inputs	---
Total	$651,674,596

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
REMIC	--Real Estate Mortgage Investment Conduit

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Institutional Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	December 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	December 22, 2008

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	December 22, 2008